SHARE PREMIUM ACCOUNT (Details) - Schedule of Share Premium Account - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Share Premium Account [Abstract]
Beginning Balance		£ 600	£ 37,373	£ 35,533
Redemption of preference shares	[1]		600	1,840
Capital restructuring	[2]			(37,373)
Ending Balance		£ 600	£ 600	£ 37,373

[1]	During the year ended 31 December 2017, the Bank redeemed all of its outstanding 6.369% Fixed/Floating Rate Non-Cumulative Preference Shares Callable 2015 which had been accounted for as subordinated liabilities. On redemption an amount of 600 million was transferred from retained profits to the share premium account.During the year ended 31 December 2016, the Bank redeemed all of its outstanding Floating Rate Non-Cumulative Callable Preference Shares callable 2016 (US$1,000 million), 7.875% Non-cumulative Preference Shares callable 2013 (500 million) and 7.875% Non-cumulative Preference Shares callable 2013 (US$1,250 million) which had been accounted for as subordinated liabilities. On redemption an amount of 1,840 million was transferred from retained profits to the share premium account.
[2]	During the year ended 31 December 2016 the Bank reduced its share premium account by Special Resolution which was confirmed by an order of the High Court of Justice, Chancery Division on 23 November 2016. The balance on the share premium account of 37,373 million was transferred to retained profits.